EQUITY ACCOUNTED INVESTMENTS - Schedule Of Current And Non-Current Assets And Liabilities Of Investments In Associates And Joint Ventures (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 13,003	$ 8,649
Non-current assets	155,246	130,617
Current liabilities	13,333	8,470
Non-current liabilities	68,780	54,354
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	539	182
Non-current assets	5,967	2,845
Current liabilities	535	93
Non-current liabilities	2,530	974
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,022	1,081
Non-current assets	0	53
Current liabilities	118	142
Non-current liabilities	113	152
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,497	0
Non-current assets	16,870	0
Current liabilities	1,172	0
Non-current liabilities	7,434	0
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1	15
Non-current assets	0	1,998
Current liabilities	0	12
Non-current liabilities	0	457
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	31	86
Non-current assets	955	3,430
Current liabilities	15	56
Non-current liabilities	390	966
Other | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	21	118
Non-current assets	374	659
Current liabilities	27	117
Non-current liabilities	133	117
Other | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	793	892
Non-current assets	2,362	1,910
Current liabilities	697	601
Non-current liabilities	1,562	1,004
Data Infrastructure [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	912	447
Non-current assets	11,636	6,692
Current liabilities	1,042	438
Non-current liabilities	4,908	2,902
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,199	1,507
Non-current assets	18,028	15,676
Current liabilities	1,953	1,871
Non-current liabilities	8,359	6,358
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	869	289
Non-current assets	6,500	2,227
Current liabilities	687	325
Non-current liabilities	4,152	1,391
Industrial products [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,038	38
Non-current assets	743	277
Current liabilities	485	27
Non-current liabilities	256	136
Norbord | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	462	509
Non-current assets	3,911	4,574
Current liabilities	260	363
Non-current liabilities	1,355	1,204
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,790	1,789
Non-current assets	36,861	33,245
Current liabilities	4,824	2,766
Non-current liabilities	13,987	13,998
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	648	686
Non-current assets	9,559	11,645
Current liabilities	648	776
Non-current liabilities	5,247	5,256
Other | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	35	13
Non-current assets	299	216
Current liabilities	6	5
Non-current liabilities	93	89
Energy [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	154	165
Non-current assets	5,455	5,034
Current liabilities	249	144
Non-current liabilities	3,927	2,813
Core retail | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	992	832
Non-current assets	35,726	40,136
Current liabilities	615	734
Non-current liabilities	$ 14,334	$ 16,537